General Information	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
General Information
1	GENERAL INFORMATION

Sumitomo Mitsui Financial Group, Inc. (“SMFG” or the “Company”) was established on December 2, 2002, as a holding company for Sumitomo Mitsui Banking Corporation (“SMBC”) and its subsidiaries through a statutory share transfer (kabushiki-iten) of all of the outstanding equity securities of SMBC in exchange for the Company’s newly issued securities. The Company is a joint stock corporation with limited liability (Kabushiki Kaisha) incorporated under the Companies Act of Japan (“Companies Act”). Upon the formation of the Company and the completion of the statutory share transfer, SMBC became a direct, wholly owned subsidiary of the Company. The Company has a primary listing on the Tokyo Stock Exchange (First Section), with further listing on the Nagoya Stock Exchange (First Section). The Company’s American Depositary Shares are listed on the New York Stock Exchange.

The Company and its subsidiaries (the “SMBC Group”) offer a diverse range of financial services, including commercial banking, leasing, securities, consumer finance and other services.

The accompanying consolidated financial statements have been authorized for issue by the Management Committee on June 22, 2018.